Condensed Statements Of Stockholders' Equity (Deficit) (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance, shares at Nov. 30, 2017	3,800,000
Balance, value at Nov. 30, 2017	$ 3,800	$ 15,200	$ (2,000)	$ 17,000
Net loss			(20,925)	(20,925)
Balance, shares at Aug. 31, 2018	3,800,000
Balance, value at Aug. 31, 2018	$ 3,800	15,200	(22,925)	(3,925)
Balance, shares at May. 31, 2018	3,800,000
Balance, value at May. 31, 2018	$ 3,800	15,200	(18,189)	811
Net loss			(4,736)	(4,736)
Balance, shares at Aug. 31, 2018	3,800,000
Balance, value at Aug. 31, 2018	$ 3,800	15,200	(22,925)	$ (3,925)
Balance, shares at Nov. 30, 2018	3,800,000			3,800,000
Balance, value at Nov. 30, 2018	$ 3,800	15,200	(27,356)	$ (8,356)
Common stock issued for cash, shares	2,080,000
Common stock issued for cash, value	$ 2,080	49,920		52,000
Net loss			(20,125)	$ (20,125)
Balance, shares at Aug. 31, 2019	5,880,000			5,880,000
Balance, value at Aug. 31, 2019	$ 5,880	65,120	(47,481)	$ 23,519
Balance, shares at May. 31, 2019	4,760,000
Balance, value at May. 31, 2019	$ 4,760	38,240	(45,495)	(2,495)
Common stock issued for cash, shares	1,120,000
Common stock issued for cash, value	$ 1,120	26,880		28,000
Net loss			(1,986)	$ (1,986)
Balance, shares at Aug. 31, 2019	5,880,000			5,880,000
Balance, value at Aug. 31, 2019	$ 5,880	$ 65,120	$ (47,481)	$ 23,519